S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 17, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Individual	Entity	Entity’s Business	Affiliation
Philip Krim	Electron X	Electricity Exchange Platform	Co-Founder and Director
	Haven Energy Solutions LLC	Energy Service Company	Co-Founder and Director Advisor
	Montauk Capital, L.L.C.	Venture Capital Firm	Co-Founder and CEO
	Montauk Ventures LLC	Investment Firm	Founder/Managing Partner
	Robin Hood Foundation	Charitable Organization	Member
	Travis Manion Foundation	Non-Profit Organization	Director
	Yaysay Inc.	AI Shopping Platform	Co-Founder and Director
Sharo M. Atmeh	Montauk Capital, L.L.C.	Venture Capital Firm	Co-Founder and COO
	Raad Labs Inc.	Drone Services Network	Director
Michael DeLucia	Montauk Capital, L.L.C.	Venture Capital Firm	Partner
Eliot Cotton	The University of Texas School of Law	Education	Professor and Director
	Riverstone Holdings LLC	Private Equity Firm	Senior Legal Advisor
	Ballet Austin	Non-Profit Organization	Board Member
Andreas Penna	Penna & Company	Global Advisory Firm	Chairman and Founder
	Rain Instant Pay	Financial Services Provider	President and Board Member
	West Quad Ventures	Investment Firm	Co-Founder and General Partner
Ralph Alexander	NET Power Inc.	Energy Technology Company	Director
	Riverstone Holdings LLC	Private Equity Firm	Managing Director
Evan Caron	Montauk Capital, L.L.C.	Venture Capital Firm	Chief Investment Officer
	St. Dominique Capital	Venture Capital Firm	Partner and Senior Advisor
Alan Sheriff	Catalyst Capital Markets LLC	Capital Markets Advisory Firm	Co-Founder and CEO
	The Council on Foreign Relations	Think-Tank	Member
	Finalis Securities LLC	Financial Services	Registered Representative
	NationSwell Council	Think-Tank	Member
	Telfair Museums	Museum	Board Member
	Travis Manion Foundation	Non-Profit Organization	Director
Individual	Entity	Entity’s Business	Affiliation
Tommy Stadlen	Giant Ventures	Venture Capital Firm	Co-Founder and General Partner
	Swing Technologies	Imaging Technology Company	Co-Founder